Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill

14.  Goodwill

The changes in the carrying amount of goodwill were as follows:

	JD Mall	New Businesses	Total
	RMB	RMB	RMB
Balance as of December 31, 2014
Goodwill	14,401	2,593,420	2,607,821
Accumulated impairment loss	—	—	—

	14,401	2,593,420	2,607,821

Transaction in 2015
Impairment	—	(2,593,420)	(2,593,420)

Balance as of December 31, 2015
Goodwill	14,401	2,593,420	2,607,821
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	14,401	—	14,401

Transaction in 2016
Additions	6,512,618	—	6,512,618

Balance as of December 31, 2016
Goodwill	6,527,019	2,593,420	9,120,439
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,527,019	—	6,527,019

Transaction in 2017
Additions	123,551	—	123,551

Balance as of December 31, 2017
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,650,570	—	6,650,570

The Group recorded an impairment charge of RMB2,593,420, nil and nil for the years ended December 31, 2015, 2016 and 2017, respectively. Please refer to Note 8 for details.